Cover	Aug. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 30, 2026
Entity Registrant Name	MediaCo Holding Inc.(Exact Name of Registrant as Specified in Its Charter)
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	84-2427771
Entity Address, Address Line One	48 West 25th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	212
Local Phone Number	447-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	MDIA
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001784254
Entity File Number	001-39029
Entity Address, Address Line Two	Third Floor
Entity Ex Transition Period	false